FINANCIAL INSTRUMENTS - Narrative (Details)	1 Months Ended	12 Months Ended
	Feb. 29, 2020 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2017 $ / barrel	Jul. 31, 2013 USD ($)
Derivative [Line Items]
Stock repurchased during period (in shares) | shares	1,500,000	1,984,647	3,500,000
Equity method investments		$ 52,215,000	$ 44,385,000	$ 32,816,000
Golar Partners
Derivative [Line Items]
Purchase of limited partners units | shares	107,000
Price per share, average (USD per share) | $ / shares	$ 21.40
Interest rate swap
Derivative [Line Items]
Cash collateral		0	8,900,000
Line of credit | $1.125 billion newbuild facility | Secured Debt
Derivative [Line Items]
Maximum borrowing capacity		$ 1,125,000,000				$ 1,125,000,000
Oil derivative instrument
Derivative [Line Items]
Derivative, floor price (in usd/barrel) | $ / barrel					60.00
Equity Swap
Derivative [Line Items]
Stock repurchased during period (in shares) | shares	1,500,000
Price per share, average (USD per share) | $ / shares	$ 46.91
Derivative, fair value, net	$ 72,700,000
Derivative liability, fair value of collateral	59,300,000
Notional value	55,500,000
Loss on derivative			$ 5,100,000
Equity Swap | Treasury Shares
Derivative [Line Items]
Notional value	$ 17,200,000